LEASES - Change in lease liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Beginning balance	$ 1,818,358	$ 1,831,585
New contracts	63,515	98,107
Reassessment of the lease liability	(41,800)	(12,546)
Payments	(259,140)	(261,297)
Accrued Interest	122,011	126,846
Effect of changes in foreign exchange rate (lease liabilities)	116,133	35,663
Ending balance	1,819,077	1,818,358
Interest expense on lease liabilities	$ 10,455	$ 8,246